GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year Ended December 31,
	2023	2022	2021

	U.S. dollars in thousands
Payroll and related expenses	7,035	10,521	11,974
Share-based payments	1,560	3,971	5,732
Professional services and supply chain	5,391	10,787	11,040
Medical affairs	818	1,214	1,600
Office-related expenses	958	1,434	1,438
Other	457	659	581
	16,219	28,586	32,365